Commitments and Contingencies -Schedule of Product Warranty Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 15,749	$ 17,871	$ 13,550
Provision	7,579	7,805	9,750
Utilized	(7,654)	(9,835)	(6,065)
Foreign currency adjustment	244	(92)	636
Ending balance	$ 15,918	$ 15,749	$ 17,871